Note 13 - Related Parties' Transactions	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of related party [text block]

13.  Deferred exploration and evaluation expenditure

A summary of related parties is set out below:

Related Party	Nature of relationship
A10 Group

A10 Group is composed of:

(a) A10 Investimentos Ltda.;

(b) A10 Finanças e Capital Ltda. (“A10 Finanças”);

(c) A10 Partners Participações Ltda.;

(d) A10 Serviços Especializados de Avaliação de Empresas Ltda. (“A10 Advisory”); and

(e) A10 Serviços de Análise de Empresas e Administrativos Ltda.

A10 Investimentos Ltda.

A10 Investimentos Ltda. is an asset management firm controlled by Marcelo Paiva, a Director of the Company, who is the investment manager of the A10 Fundo de Investimento de Ações – Investimento no Exterior (“A10 Fund”), which holds a controlling position in the Company.

A10 Finanças	A10 Finanças is primarily a holding company. The firm is controlled by Marcelo Paiva, a Director of the Company.
A10 Partners Participações Ltda.

A10 Partners Participações Ltda. is a holding company. The firm is controlled by Marcelo Paiva, a Director of the Company, and had no transactions with the Company before or during the year ended December 31, 2024.

A10 Advisory	A10 Advisory is an administrative services firm controlled by Marcelo Paiva, a Director of the Company. The CEO, Ana Cristina Cabral has a minority interest.
A10 Serviços de Análise de Empresas e Administrativos Ltda.

A10 Serviços de Análise de Empresas e Administrativos Ltda. is an administrative services firm controlled by Marcelo Paiva, a Director of the Company, and had no transactions with the Company before or during year ended December 31, 2024.

Miazga	Miazga Participações S.A is a land administration company in which Ana Cristina Cabral, the CEO of the Company has an indirect economic interest.
Arqueana	Arqueana Empreendimentos e Participações S.A. is a land administration company in which Ana Cristina Cabral, the CEO of the Company has in indirect economic interest.
R-TEK

R-TEK Group Pty Ltd is a corporation in which a former officer of the Company, Brian Talbot, who resigned on September 29, 2023 is the controlling shareholder and since 4th quarter of 2023 it was not considered as related party anymore.

Tatooine	Tatooine Investimentos S.A. is a land administration company in which an officer of Miazga and of the Sigma Brazil, Marina Bernardini, is the controlling shareholder and officer.
Instituto Lítio Verde (“ILV”)

Instituto Lítio Verde is a non-profit entity which the directors are Lígia Pinto, Sigma’s VP of Institutional and Governmental Relations and Communication, Marina Bernardini, an officer of Miazga and Sigma Brazil, and Cesar Chicayban, a Board of Directors member until July 9, 2024.

Key management personnel	Includes the directors of the Company, executive management team and senior management at Sigma Brazil.

a)	Transactions with related parties

Cost sharing agreements (“CSAs”): The Company has CSAs with A10 Advisory and A10 Finanças, whereby the firms are reimbursed for certain expenses: (i) the cost of administrative personnel that is 100% allocated to the Company; (ii) the rental of office space that was formerly occupied by A10 Advisory and that is now fully used by the Company; (iii) health insurance expenses of former A10 Advisory staff now employed by the Company; and (iv) any relatively minor expenses of the Company that may be paid by one of the firms for later reimbursement by the Company.

Leasing Agreements: The Company has right-of-way lease agreements with Miazga and Arqueana relating to access to the industrial plant (See note 16).

Royalties: Brazilian law mandates the payment of royalties to landowners where mineral exploration takes place. The valuation of the amount must be equivalent to 50% of the sum paid as Financial Compensation for the Exploration of Mineral Resources (CFEM). As of December 31, 2024, the Company recognized an amount of $1.35 million to be paid to Miazga, of which $0.4 million was paid during the year.

Accounts receivable (Tatooine): On April 20, 2023, Sigma Brazil entered into a facility agreement with Tatooine, to fund Tatooine’s purchase of multiple properties located in areas of interest of the Company. The facility agreement provides for the loan of an amount up to $15.9 million. On November 14, 2024, the Company entered into a contractual amendment with an increase in the loan limit to $21.4 million, bearing 15% p.a. interest rate.

The facility agreement is to be made available upon utilization requests made by Tatooine to Sigma Brazil, specifying the amount to be utilized by Tatooine for the acquisition of each property and its corresponding expected costs and expenses. The loan granted by Sigma Brazil to Tatooine under the Facility Agreement on December 31, 2024 represents a total amount of $18,632 ($12,957 December 31, 2023).

Instituto Lítio Verde (“ILV”): Sigma Brazil and ILV are parties in the development of a major lithium mining project with a high degree of positive impact in the communities surrounding the Company’s operations at the Vale do Jequitinhonha. ILV’s purpose is to promote the well-being and the development of those communities.

Transfer of mining rights (Arqueana): On January 30, 2024, Arqueana and Sigma Brazil initiated the onerous transfer to Sigma Brazil of the sliver of the mining rights No. 009.135/1967 advancing over Arqueanas’ mining rights No. 832.132/2015.

Transactions with related parties

	12/31/2024			12/31/2023
Description	Pre-payments / Receivable	Accounts payable	(Expenses) / Income	Pre-payments / Receivable	Accounts payable	(Expenses) / Income
A10 Advisory
CSA	-	-	(344)	-	-	(391)
Miazga
Lease agreements	-	7	(169)	-	42	(16)
Prepaid land lease	-	-	-	96	22	-
Royalties		965	(1,355)
Accounts receivable	-	-	-	121	-	-
Arqueana
Lease agreements	-	176	(121)	-	235	(24)
R-TEK
Services provision	-	-	-	-	-	(2,278)
Tatooine
Loan to related party	18,632	-	2,913	12,957	-	638
Instituto Lítio verde
Accounts payable	-	810	(1,584)	-	-	-
Total	18,632	1,958	(660)	13,174	299	(2,071)

b)	Key management personnel

The compensation paid or payable to key management for employee services is shown below:

	12/31/2024	12/31/2023
Stock-based compensation, included in operating expenses	2,017	24,337
Salaries, benefits and director's fees, included in general and administrative expenses	1,422	1,152
	3,439	25,489

Key management includes the directors of the Company, the executive management team and senior management at Sigma Brazil.

Accounting policy

The related party transactions are recorded at the exchange amount transacted as agreed between the Company and the related party. All the related party transactions have been reviewed and approved by the independent directors of the Company.